Insurance	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Insurance
Insurance

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2015	2014

Finance receivable related:
Payable to SFC:
Unearned premium reserves	$222	$194
Claim reserves	28	23
Subtotal (a)	250	217

Payable to third-party beneficiaries:
Benefit reserves	113	107
Claim reserves	4	5
Subtotal (b)	117	112

Non-finance receivable related:
Benefit reserves	72	75
Claim reserves	41	42
Subtotal (b)	113	117

Total	$480	$446

(a)	Reported as a contra-asset to net finance receivables in connection with the OneMain policy integration.

(b)	Reported in insurance claims and policyholder liabilities.

Our insurance subsidiaries enter into reinsurance agreements with other insurers. Reserves related to unearned premiums, claims and benefits included the following amounts assumed from other insurers:

(dollars in millions)
December 31,	2015	2014

Non-affiliated insurance companies	$58	$15
AIG affiliated insurance companies*	—	43
Total	$58	$58

*
As a result of the offering of OMH’s common stock in May of 2015, the economic interests of AIG is no longer material; therefore, the reinsurance agreements with insurers that are subsidiaries of AIG as of December 31, 2015 have not been segregated.

At December 31, 2015 and 2014, reserves related to unearned premiums, claims and benefits ceded to non-affiliated insurance companies totaled $22 million.

Changes in the reserve for unpaid claims and loss adjustment expenses, net of reinsurance recoverable:

(dollars in millions)
At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	$48	$46	$51
Additions for losses and loss adjustment expenses incurred to:
Current year	64	65	59
Prior years *	—	(3)	(6)
Total	64	62	53
Reductions for losses and loss adjustment expenses paid related to:
Current year	(40)	(39)	(35)
Prior years	(21)	(21)	(23)
Total	(61)	(60)	(58)
Balance at end of period	$51	$48	$46

*
Reflects a redundancy in the prior years’ net reserves of $3 million at December 31, 2014 and $6 million at December 31, 2013 primarily resulting from the settlement of claims incurred in prior years for amounts that were less than expected.

Our insurance subsidiaries file financial statements prepared using statutory accounting practices prescribed or permitted by the Indiana Department of Insurance (the “Indiana DOI”), which is a comprehensive basis of accounting other than U.S. GAAP. The primary differences between statutory accounting practices and U.S. GAAP are that under statutory accounting, policy acquisition costs are expensed as incurred, policyholder liabilities are generally valued using prescribed actuarial assumptions, and certain investment securities are reported at amortized cost. We are not required and did not apply purchase accounting to the insurance subsidiaries on a statutory basis.

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Property and casualty	$15	$16	$41
Life and disability	(1)	(2)	3

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2015	2014

Property and casualty	$76	$108
Life and disability	123	171

Our insurance companies are also subject to risk-based capital requirements adopted by the Indiana DOI. Minimum statutory capital and surplus is the risk-based capital level that would trigger regulatory action. At December 31, 2015 and 2014, our insurance subsidiaries’ statutory capital and surplus exceeded the risk-based capital minimum required levels.

State law restricts the amounts our insurance subsidiaries, Yosemite Insurance Company (“Yosemite”) and Merit, may pay as dividends without prior notice to the Indiana DOI. The maximum amount of dividends (referred to as “ordinary dividends”) for an Indiana domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Indiana DOI prior to its payment. The maximum ordinary dividends for an Indiana domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net income. Any amount greater must be approved by the Indiana DOI prior to its payment. These approved dividends are called “extraordinary dividends”. Our insurance subsidiaries paid extraordinary dividends to SFC totaling $100 million, $57 million, and $150 million during 2015, 2014, and 2013, respectively, and ordinary dividends of $18 million to SFC during 2014. In addition, Yosemite paid, as an extraordinary dividend to SFC, 100% of the common stock of its wholly owned subsidiary, CommoLoCo, Inc., in the amount of $58 million in July of 2013.